INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Components of Intangible Assets
	At December 31,
	2012	2013
	$	$

Customer relationships	8,073,439	8,073,439
Order backlog	44,852	44,852
Others	4,485	4,485
	8,122,776	8,122,776
Less: Accumulated amortization	(6,136,155)	(8,122,776)

Total	1,986,621	-